ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative) - USD ($)		1 Months Ended
	Feb. 09, 2022	Feb. 20, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Preferred Stock, Shares Authorized				10,000,000	10,000,000
Preferred Stock, Par Value				$ 0.001	$ 0.001
NHIL [Member]
Ownership percentage		100.00%
NHIL [Member]
Number of shares issued		10,000,000
Series A Preferred Stock [Member]
Preferred Stock, Shares Authorized	10,000,000		10,000,000	10,000,000	10,000,000
Preferred Stock, Par Value	$ 0.001		$ 0.001	$ 0.001	$ 0.001
Consideration paid for Shares	$ 420,000